NET LOSS PER SHARE - Disclosure of earnings per share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Earnings per share [abstract]
Net basic loss from continued operations attributable to shareholders of the Company	$ (10,585)	$ (9,498)	[1]	$ (22,511)	[1]
Change in fair value of derivative warrant liability	(0)	0	[1]	(6,014)	[1]
Net diluted loss	(10,585)	(9,498)	[1]	(28,525)	[1]
Common shares used in computing basic net loss per share from continued operations	2,349,221	2,136,549	[1]	1,196,803	[1]
Common shares to be issued upon exercise of derivative warrant liability	0	0	[1]	50,724	[1]
Common shares used in computing diluted net loss per share from continued operations	$ 2,349,221	$ 2,136,549	[1]	$ 1,247,527	[1]
Basic earnings (loss) per share from continuing operations	$ (4.51)	$ (4.45)	[2]	$ (18.81)	[2]
Diluted earnings (loss) per share from continuing operations	$ (4.51)	$ (4.45)	[2]	$ (22.86)	[2]

[1]	Include the effect of Reverse Share Split (see also Note 18A above).
[2]	Loss per share includes the effect of Reverse Share Split (see also Note 18A below).